Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares		1.6
EBP, Employer, Common Stock | EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	1.6